   SCHWAB TAX-FREE BOND FUNDS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   November 15, 2007
   As amended March 26, 2008

   - Schwab Tax-Free YieldPlus Fund TM
   - Schwab Tax-Free Bond Fund TM
     (formerly Schwab Long-Term Tax-Free Bond Fund TM)
   - Schwab California Tax-Free YieldPlus Fund TM
   - Schwab California Tax-Free Bond Fund TM
     (formerly Schwab California Long-Term Tax-Free Bond Fund TM)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.

   This prospectus does not offer for sale
   and is not a solicitation of offers to
   purchase shares of certain funds
   described herein in those states and
   jurisdictions where the funds are not
   registered and/or qualified for sale.                   [CHARLES SCHWAB LOGO]

SCHWAB TAX-FREE BOND FUNDS


       ABOUT THE FUNDS

          Schwab Tax-Free YieldPlus Fund TM........................    2

          Schwab Tax-Free Bond Fund TM.............................    9

          Schwab California Tax-Free YieldPlus Fund TM.............   16

          Schwab California Tax-Free Bond Fund TM..................   23

          Fund management..........................................   30

       INVESTING IN THE FUNDS

          Placing orders through your Intermediary.................   32

          Placing direct orders....................................   34

          Transaction policies.....................................   38

          Distributions and taxes..................................   42

                  ABOUT THE FUNDS

                  The Schwab Tax-Free Bond Funds seek to provide high current income exempt from federal income tax, including income exempt from AMT and, in the case of the California funds, California personal income tax.

                  Because these funds invest primarily in municipal bonds, their dividends are generally exempt from federal income tax. Dividends from the California funds are generally exempt from California personal income tax as well.

                  The funds' performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB TAX-FREE YIELDPLUS FUND TM
TICKER SYMBOL: SWYTX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH MINIMAL CHANGES IN SHARE PRICE.

INVESTMENT TECHNIQUES

Derivatives generally are investments whose value is based on one or more securities, rates or indices and can be effective risk management tools.

For example, the fund may buy and sell financial futures and swaps to help manage the effects of interest rate changes. A financial future is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. Such financial instruments include treasury securities, and other debt obligations, the prices of which fluctuate with changes in interest rates. A swap is a contract between the fund and another party to exchange a set of payments that the fund owns for a set of payments owned by the other party. Three kinds of swaps are index swaps, credit default swaps and interest-rate swaps.

--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES--THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (RATED AAA TO BBB- OR THE UNRATED EQUIVALENT AS DETERMINED BY THE INVESTMENT ADVISER). The fund normally invests at least 80% of its net assets in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund does not currently intend to invest in municipal securities whose interest is subject to the AMT. To help maintain share price stability and preserve investor capital, the fund seeks to maintain an average portfolio duration of one year or less.

The fund may invest in fixed-, variable- or floating-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities. The fund may also invest in municipal residual interest tender option bonds, which are derivative instruments in municipal bonds. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies.

The fund's investment strategy is designed to offer higher yields than a municipal money market fund while seeking minimal changes in share price. The fund is an ultra-short bond fund and is not a money market

2  Schwab Tax-Free YieldPlus Fund TM
fund. The fund has a higher risk profile than a money market fund (please see the Principal risks section) and, unlike a money market fund, its share price will fluctuate. As an ultra-short bond fund, the fund is not subject to the maturity, credit or diversification limitations of a money market fund and may invest in financial instruments that a money market fund may not purchase. For example, the fund may invest in bonds with effective or final maturities of any length and may invest up to 15% of its assets in below investment grade bonds (sometimes called junk bonds) that are rated, at the time of investment, at least B by at least one nationally recognized statistical rating organization or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B or the unrated equivalent, the fund may continue to hold it unless the investment adviser determines the risk of holding the bond is unacceptable when compared to the bond's total return potential.

The fund may invest in derivatives including, without limitation, futures, options, and swaps (including credit default swaps) which relate to fixed income securities, interest rates, and other assets and related indices. A derivative is a financial contract whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The fund typically uses derivatives for risk management purposes and as a substitute for taking the position in an underlying asset. The fund also may use investment techniques such as short sales. Please see the Principal risks section for a description of these investments.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

During unusual market conditions, the fund may invest entirely in taxable securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, may not achieve its investment objective.

                                            Schwab Tax-Free YieldPlus Fund TM  3

PRINCIPAL RISKS

INVESTMENT RISK. The fund is not a money market fund or a bank deposit. Its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

MARKET RISK. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund's share price to fall. The fund uses duration as a tool to help measure interest rate risk. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund's share price. This risk is greater when the fund holds bonds with longer maturities.

MUNICIPAL SECURITIES RISK. The fund primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

CREDIT RISK. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

DERIVATIVES RISK. The fund may use derivatives to enhance returns or hedge against market declines. Example of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

4  Schwab Tax-Free YieldPlus Fund TM

The fund's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The fund's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the fund may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BONDS RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term rates may, however, alter this tendency. The fund's investments in inverse floaters also amplify the effects of the fund's use of leverage, which is discussed below.

LEVERAGE RISK. Certain fund transactions, such as derivatives, short sales and inverse floaters, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

PREPAYMENT AND EXTENSION RISK. The fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

SHORT SALES RISK. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

NON-DIVERSIFICATION RISK. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund's investment adviser applies

                                            Schwab Tax-Free YieldPlus Fund TM  5
its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the fund's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund could also miss yield opportunities or its share price could fall.

INVESTMENT STYLE RISK. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.

TAXABLE INVESTMENTS. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

6  Schwab Tax-Free YieldPlus Fund TM

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

 ANNUAL TOTAL RETURNS (%) as of 12/31

                                  1.83    3.32



                                   05      06



BEST QUARTER: 1.00% Q3 2006
WORST QUARTER: 0.14% Q1 2005
YEAR-TO-DATE PERFORMANCE AS OF 09/30/07 1.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                          Since
                                                               1 year   inception
---------------------------------------------------------------------------------
FUND
  Before taxes                                                 3.32     2.61 1
  After taxes on distributions                                 3.32     2.61 1
  After taxes on distributions
    and sale of shares                                         3.25     2.63 1

LEHMAN BROTHERS ONE-YEAR MUNICIPAL BOND INDEX                  3.20     2.28 2

1 Inception: 12/16/04.

2 From: 12/16/06.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                       0.34
Distribution (12b-1) fees                             None
Other expenses                                        0.17
                                                    -------
Total annual operating expenses                       0.51
Less expense reduction                               (0.02)
                                                    -------
NET OPERATING EXPENSES*                               0.49
                                                    -------

* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $157                 $274                 $616

                                            Schwab Tax-Free YieldPlus Fund TM  7

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          9/1/06-    9/1/05-    12/16/04 2-
                                                         8/31/07 1   8/31/06      8/31/05
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      9.96        9.97       10.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.33        0.28        0.16
  Net realized and unrealized losses                       (0.09)      (0.01)      (0.03)
                                                         -----------------------------------------------------------------
  Total income from investment operations                   0.24        0.27        0.13
Less distributions:
  Distributions from net investment income                 (0.33)      (0.28)      (0.16)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            9.87        9.96        9.97
                                                         -----------------------------------------------------------------
Total return (%)                                            2.45        2.73        1.31 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.49        0.49        0.28 4
  Gross operating expenses                                  0.51        0.53        0.54 4
  Net investment income                                     3.34        2.81        2.33 4
Portfolio turnover rate                                       45          55          18 3
Net assets, end of period ($ X 1,000,000)                    654         489         435

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.

2 Commencement of operations.

3 Not annualized.

4 Annualized.

8  Schwab Tax-Free YieldPlus Fund TM

SCHWAB TAX-FREE BOND FUND TM
Ticker symbol: SWNTX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH CAPITAL PRESERVATION.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES--THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (RATED AAA TO BBB- OR THE UNRATED EQUIVALENT AS DETERMINED BY THE INVESTMENT ADVISER). The fund normally invests at least 80% of its net assets in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund does not currently intend to invest in municipal securities whose interest is subject to the AMT. The fund seeks to maintain an average maturity in its portfolio between three years and ten years.

The fund may invest in fixed-, variable- or floating-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities and may also invest in municipal notes. The fund may also invest in municipal residual interest tender option bonds, which are derivative instruments in municipal bonds. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The fund may invest up to 15% of its assets in below investment grade bonds (sometimes called junk bonds) that are rated, at the time of investment, at

                                                 Schwab Tax-Free Bond Fund TM  9
least B by at least one nationally recognized statistical rating organization or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B or the unrated equivalent, the fund may continue to hold it unless the investment adviser determines the risk of holding the bond is unacceptable when compared to the bond's total return potential. The manager also may use investment techniques, such as short sales, futures contracts and other derivatives, in seeking to enhance yield, preserve capital, reduce bond price fluctuations and otherwise manage investment risk. A financial future is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. Such financial instruments include treasury securities, and other debt obligations, the prices of which fluctuate with changes in interest rates. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest entirely in taxable securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment objective.

10  Schwab Tax-Free Bond Fund TM

PRINCIPAL RISKS

MARKET RISK. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund's share price to fall. The longer the fund's dollar-weighted average maturity, the more sensitive to interest rate movements its share price is likely to be.

MUNICIPAL SECURITIES RISK. The fund primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

CREDIT RISK. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

DERIVATIVES RISK. The fund may use derivatives to enhance returns or hedge against market declines. Example of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

The fund's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The fund's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the fund may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not

                                                Schwab Tax-Free Bond Fund TM  11
be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BONDS RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. The fund's investments in inverse floaters also amplify the effects of the fund's use of leverage, which is discussed below.

LEVERAGE RISK. Certain fund transactions, such as derivatives, short sales and inverse floaters, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

PREPAYMENT AND EXTENSION RISK. The fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

NON-DIVERSIFICATION RISK. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the fund's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund could also miss yield opportunities or its share price could fall.

INVESTMENT STYLE RISK. The fund is not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other

12  Schwab Tax-Free Bond Fund TM
types of bond investments. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

TAXABLE INVESTMENTS. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

                                                Schwab Tax-Free Bond Fund TM  13

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

The fund adopted its current investment strategy on August 6, 2007; performance before that time may have been different had its current strategy been in place.

Keep in mind that future performance (both before and after taxes) may differ from past performance.

 ANNUAL TOTAL RETURNS (%) as of 12/31

       9.83    6.14   (7.31)  15.61    3.80   10.90    5.47    4.01    2.06    3.95

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 6.57% Q4 2000
WORST QUARTER: (3.27%) Q2 1999
YEAR-TO-DATE PERFORMANCE AS OF 09/30/07 0.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                               1 year   5 years   10 years
------------------------------------------------------------------------------------------
FUND
  Before taxes                                                 3.95     5.24       5.29
  After taxes on distributions                                 3.95     5.24       5.27
  After taxes on distributions and sale of shares              4.00     5.10       5.19

LEHMAN BROTHERS SEVEN-YEAR MUNICIPAL BOND INDEX 1              3.98     4.89       5.22
LEHMAN BROTHERS GENERAL MUNICIPAL BOND INDEX                   4.84     5.53       5.75

1 The Fund has changed its index from Lehman Brothers General Municipal Bond
  Index to Lehman Brothers Seven-Year Municipal Bond Index because the Lehman Brothers Seven-Year Municipal Bond Index is more representative of the fund's current investment strategy.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                       0.30
Distribution (12b-1) fees                             None
Other expenses                                        0.40
                                                    -------
Total annual operating expenses                       0.70
Less expense reduction                               (0.21)
                                                    -------
NET OPERATING EXPENSES*                               0.49
                                                    -------

* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $157                 $274                 $616

14  Schwab Tax-Free Bond Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         9/1/06-    9/1/05-    9/1/04-    9/1/03-    9/1/02-
                                                         8/31/07    8/31/06    8/31/05    8/31/04    8/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.10      11.25      11.33      11.04      11.05
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.44       0.44       0.45       0.45       0.45
  Net realized and unrealized gains or losses              (0.35)     (0.15)     (0.08)      0.29      (0.01)
                                                         -----------------------------------------------------------------
  Total income from investment operations                   0.09       0.29       0.37       0.74       0.44
Less distributions:
  Distributions from net investment income                 (0.44)     (0.44)     (0.45)     (0.45)     (0.45)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           10.75      11.10      11.25      11.33      11.04
                                                         -----------------------------------------------------------------
Total return (%)                                            0.82       2.70       3.29       6.77       4.01


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.59       0.65       0.65       0.65       0.62
  Gross operating expenses                                  0.70       0.69       0.66       0.66       0.65
  Net investment income                                     4.03       4.01       3.98       4.00       4.06
Portfolio turnover rate                                       29         23          1         10         22
Net assets, end of period ($ X 1,000,000)                     93         92         93         83         81

                                                Schwab Tax-Free Bond Fund TM  15

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND TM
Ticker symbol: SWYCX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX CONSISTENT WITH MINIMAL CHANGES IN SHARE PRICE.

INVESTMENT TECHNIQUES

Derivatives generally are investments whose value is based on one or more securities, rates or indices and can be effective risk management tools.

For example, the fund may buy and sell financial futures and swaps to help manage the effects of interest rate changes. A financial future is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. Such financial instruments include treasury securities, and other debt obligations, the prices of which fluctuate with changes in interest rates. A swap is a contract between the fund and another party to exchange a set of payments that the fund owns for a set of payments owned by the other party. Three kinds of swaps are index swaps, credit default swaps and interest-rate swaps.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES--THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (RATED AAA TO BBB- OR THE UNRATED EQUIVALENT AS DETERMINED BY THE INVESTMENT ADVISER) FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of its net assets in municipal securities the interest from which is exempt from federal and California personal income tax and the federal alternative minimum tax (AMT). The fund does not currently intend to invest in municipal securities whose interest is subject to the AMT.

The fund may invest in fixed-, variable- or floating-rate securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities. The fund may also invest in municipal residual interest tender option bonds, which are derivative instruments in municipal bonds. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies.

The fund's investment strategy is designed to offer higher yields than a California municipal money market fund while seeking minimal changes in share price. The fund is an ultra-short bond fund and is not a money market fund. The fund has a higher risk profile than a money market fund (please see the Principal risks section) and, unlike a money market fund, its share price fluctuates. As an ultra-short bond fund, the fund is not subject

16 Schwab California Tax-Free YieldPlus Fund TM to the maturity, credit or diversification limitations of a money market fund and may invest in financial instruments that a money market fund may not purchase. For example, the fund may invest in bonds with effective or final maturities of any length and may invest up to 15% of its assets in below investment grade bonds (sometimes called junk bonds) that are rated at least B by at least one nationally recognized statistical rating organization or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B or the unrated equivalent, the fund may continue to hold it unless the investment adviser determines that the risk of holding the bond is unacceptable when compared to the bond's total return potential.

The fund may invest in derivatives including, without limitation, futures, options, and swaps (including credit default swaps) which relate to fixed income securities, interest rates, and other assets and related indices. A derivative is a financial contract whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The fund typically uses derivatives for risk management purposes and as a substitute for taking the position in an underlying asset. The fund also may use investment techniques such as short sales. Please see the Principal risks section for a description of these investments.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gains distributions.

During unusual market conditions, the fund may invest entirely in taxable securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, may not achieve its investment objective.

                                Schwab California Tax-Free YieldPlus Fund TM  17

PRINCIPAL RISKS

INVESTMENT RISK. The fund is not a money market fund or a bank deposit. Its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

MARKET RISK. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund's share price to fall. The fund uses duration as a tool to help measure interest rate risk. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund's share price. This risk is greater when the fund holds bonds with longer maturities.

MUNICIPAL SECURITIES RISK. The fund primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. The fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market. National governmental or court actions, such as the elimination of tax-exempt status, also could affect fund performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

STATE-SPECIFIC RISK. Because the fund primarily invests in a portfolio of California municipal securities, the fund is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. California has a diverse economic base that supports it creditworthiness but also makes the state vulnerable to challenges stemming from many sources including economic trends, legislative and legal actions as well as shifts in political views. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities.

CREDIT RISK. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may

18 Schwab California Tax-Free YieldPlus Fund TM not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

DERIVATIVES RISK. The fund may use derivatives to enhance returns or hedge against market declines. Example of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

The fund's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The fund's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the fund may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BONDS RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. The fund's investments in inverse floaters also amplify the effects of the fund's use of leverage, which is discussed below.

LEVERAGE RISK. Certain fund transactions, such as derivatives, short sales and inverse floaters, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

PREPAYMENT AND EXTENSION RISK. The fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. In addition, rising interest rates tend

                                Schwab California Tax-Free YieldPlus Fund TM  19
to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

NON-DIVERSIFICATION RISK. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the fund's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund could also miss yield opportunities or its share price could fall.

INVESTMENT STYLE RISK. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.

TAXABLE INVESTMENTS. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

20  Schwab California Tax-Free YieldPlus Fund TM

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of the index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

 ANNUAL TOTAL RETURNS (%) as of 12/31

                                                     1.76    3.30



                                                      05      06



BEST QUARTER: 0.88% Q3 2006
WORST QUARTER: 0.22% Q1 2005
YEAR-TO-DATE PERFORMANCE AS OF 09/30/07 1.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                 Since
                                      1 year   inception
--------------------------------------------------------
FUND
  Before taxes                         3.30      2.52 1
  After taxes on distributions         3.30      2.52 1
  After taxes on distributions
    and sale of shares                 3.19      2.53 1

LEHMAN BROTHERS ONE-YEAR
  MUNICIPAL BOND INDEX                 3.20      2.28 2

1 Inception: 12/16/04.
2 From: 12/16/06.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average assets)
--------------------------------------------------------------------------------
Management fees                                                           0.33
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.12
                                                                        -------
Total annual operating expenses*                                          0.45
                                                                        -------

* Schwab and the investment adviser have agreed to limit the fund's net operating expenses (excluding interest, taxes, and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

      1 year             3 years             5 years             10 years
--------------------------------------------------------------------------------
       $46                 $144                $252                $567

                                Schwab California Tax-Free YieldPlus Fund TM  21

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          9/1/06-    9/1/05-    12/16/04 2-
                                                         8/31/07 1   8/31/06      8/31/05
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      9.98        9.95       10.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.32        0.27        0.15
  Net realized and unrealized gains or losses              (0.11)      (0.03)      (0.05)
                                                         -----------------------------------------------------------------
  Total Income from investment operations                   0.21        0.30        0.10
Less distributions:
  Distributions from net investment income                 (0.32)      (0.27)      (0.15)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            9.87        9.98        9.95
                                                         -----------------------------------------------------------------
Total return (%)                                            2.16        3.06        1.03 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.45        0.46        0.28 4
  Gross operating expenses                                  0.45        0.46        0.51 4
  Net investment income                                     3.26        2.74        2.21 4
Portfolio turnover rate                                       38          70          52 3
Net assets, end of period ($ X 1,000,000)                  1,053         768         516

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.

2 Commencement of operations.

3 Not annualized.

4 Annualized.

22  Schwab California Tax-Free YieldPlus Fund TM

SCHWAB CALIFORNIA TAX-FREE BOND FUND TM
Ticker symbol: SWCAX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH CAPITAL PRESERVATION.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES--THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (RATED AAA TO BBB- OR THE UNRATED EQUIVALENT AS DETERMINED BY THE INVESTMENT ADVISER) FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of its net assets in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax (AMT). The fund does not currently intend to invest in municipal securities whose interest is subject to the AMT. The fund seeks to maintain an average maturity in its portfolio between three years and ten years.

The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities and may also invest in municipal notes. The fund may also invest in municipal residual interest tender option bonds, which are derivative instruments in municipal bonds. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The fund may invest up to 15% of its assets in below investment grade bonds

                                     Schwab California Tax-Free Bond Fund TM  23

(sometimes called junk bonds) that are rated, at the time of investment, at least B by at least one nationally recognized statistical rating organization or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B or the unrated equivalent, the fund may continue to hold it unless the investment adviser determines the risk of holding the bond is unacceptable when compared to the bond's total return potential. The manager also may use investment techniques, such as short sales, futures contracts and other derivatives, in seeking to enhance yield, preserve capital, reduce bond price fluctuations and otherwise manage investment risk. A financial future is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. Such financial instruments include treasury securities, and other debt obligations, the prices of which fluctuate with changes in interest rates. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest entirely in taxable securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment objective.

24  Schwab California Tax-Free Bond Fund TM

PRINCIPAL RISKS

MARKET RISK. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund's share price to fall. The longer the fund's dollar-weighted average maturity, the more sensitive to interest rate movements its share price is likely to be.

MUNICIPAL SECURITIES RISK. The fund primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. The fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market. National governmental or court actions, such as the elimination of tax-exempt status, also could affect fund performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

STATE-SPECIFIC RISK. Because the fund primarily invests in a portfolio of California municipal securities, the fund is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. California has a diverse economic base that supports it creditworthiness but also makes the state vulnerable to challenges stemming from many sources including economic trends, legislative and legal actions as well as shifts in political views. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities.

CREDIT RISK. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

DERIVATIVES RISK. The fund may use derivatives to enhance returns or hedge against market declines. Example of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial

                                     Schwab California Tax-Free Bond Fund TM  25
instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

The fund's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The fund's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the fund may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BONDS RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. The fund's investments in inverse floaters also amplify the effects of the fund's use of leverage, which is discussed below.

LEVERAGE RISK. Certain fund transactions, such as derivatives, short sales and inverse floaters, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the fund sells a security it does not own. To complete a short sale, the fund must borrow the security to deliver to the buyer. The fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.

PREPAYMENT AND EXTENSION RISK. The fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

26  Schwab California Tax-Free Bond Fund TM

NON-DIVERSIFICATION RISK. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the fund's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund could also miss yield opportunities or its share price could fall.

INVESTMENT STYLE RISK. The fund is not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

TAXABLE INVESTMENTS. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal and California state income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

                                     Schwab California Tax-Free Bond Fund TM  27

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

The fund adopted its current investment strategy on August 6, 2007; performance before that time may have been different had its current strategy been in place.

Keep in mind that future performance (both before and after taxes) may differ from past performance.

 ANNUAL TOTAL RETURNS (%) as of 12/31

      10.04    6.43   (6.14)  15.22    4.92    8.17    4.64    5.03    3.29    4.39

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 5.79% Q3 2002
WORST QUARTER: (2.70%) Q4 1999
YEAR-TO-DATE PERFORMANCE AS OF 09/30/07 1.12%

 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                               1 year   5 years   10 years
------------------------------------------------------------------------------------------
FUND
  Before taxes                                                   4.39     5.10      5.48
  After taxes on distributions                                   4.30     5.06      5.46
  After taxes on distributions and sale of shares                4.44     5.00      5.38

LEHMAN BROTHERS SEVEN-YEAR MUNICIPAL BOND INDEX 1                3.98     4.89      5.22
LEHMAN BROTHERS GENERAL MUNICIPAL BOND INDEX                     4.84     5.53      5.75

1 The Fund has changed its index from Lehman Brothers General Municipal Bond
  Index to Lehman Brothers Seven-Year Municipal Bond Index because the Lehman Brothers Seven-Year Municipal Bond Index is more representative of the fund's current investment strategy.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                       0.30
Distribution (12b-1) fees                             None
Other expenses                                        0.31
                                                    -------
Total annual operating expenses                       0.61
Less expense reduction                               (0.12)
                                                    -------
NET OPERATING EXPENSES*                               0.49
                                                    -------

* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $157                 $274                 $616

28  Schwab California Tax-Free Bond Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         9/1/06-    9/1/05-    9/1/04-    9/1/03-    9/1/02-
                                                         8/31/07    8/31/06    8/31/05    8/31/04    8/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.66      11.84      11.78      11.45      11.69
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.48       0.49       0.51       0.50       0.49
  Net realized and unrealized gains or losses              (0.30)     (0.17)      0.10       0.33      (0.24)
                                                         -----------------------------------------------------------------
  Total income from investment operations                   0.18       0.32       0.61       0.83       0.25
Less distributions:
  Distributions from net investment income                 (0.48)     (0.49)     (0.50)     (0.50)     (0.49)
  Distributions from net realized gains                    (0.06)     (0.01)     (0.05)        --         --
                                                         -----------------------------------------------------------------
  Total distributions                                      (0.54)     (0.50)     (0.55)     (0.50)     (0.49)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           11.30      11.66      11.84      11.78      11.45
                                                         -----------------------------------------------------------------
Total return (%)                                            1.57       2.78       5.24       7.36       2.14


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.56       0.60       0.61       0.61       0.58
  Gross operating expenses                                  0.61       0.60       0.61       0.61       0.60
  Net investment income                                     4.15       4.19       4.27       4.30       4.16
Portfolio turnover rate                                       19         19          8         15         29
Net assets, end of period ($ X 1,000,000)                    217        205        199        180        194

                                     Schwab California Tax-Free Bond Fund TM  29

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc.,
(CSIM), has more than $217 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and Laudus Funds. The firm manages assets for more than 6.1 million accounts. (All figures on this page are as of 8/31/07.)

                  As the investment adviser, the firm oversees the asset management and administration of the funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 8/31/07, these fees were 0.19% for the Schwab Tax-Free Bond Fund TM, 0.26% for the Schwab California Tax-Free Bond Fund TM, 0.32% for the Schwab Tax-Free YieldPlus Fund TM and 0.33% for the Schwab California Tax-Free YieldPlus Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in the funds' August 31, 2007 annual report, which covers the period September 1, 2006 through August 31, 2007.

                  KIMON DAIFOTIS, CFA, a senior vice president and chief investment officer of fixed income of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in September 1997 and has worked in fixed-income asset management and research since 1982.

                  KENNETH SALINGER, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

                  JOHN SHELTON, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

                  Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each fund is available in the Statement of Additional Information.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab account) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the fund's sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

 INVESTMENT MINIMUMS

The minimum shown below is applicable to each fund.

MINIMUM INITIAL INVESTMENT           MINIMUM BALANCE
------------------------------------------------------------------------
$100                                 NONE

This minimum may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll an IRA from an exempted retirement plan. This minimum may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

 DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in your fund.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your fund.


CASH You receive payment for all dividends and capital gain distributions.

 PLACING ORDERS THROUGH YOUR INTERMEDIARY

To place intermediary orders to purchase, redeem or exchange shares of the funds, you must have a Schwab account or an account with another intermediary. Please contact your intermediary to learn how to place orders.

When you place intermediary orders, you are not placing your orders directly with the funds, and you must follow Schwab's or the other intermediary's transaction procedures. Your intermediary may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. For example, Schwab's minimum additional investment through an automatic investment plan is $100, even though the funds' minimum additional investment is $1. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

32  Investing in the funds

Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with the fund if you meet the eligibility requirements for placing direct orders, and your completed account application and supporting documentation is returned to and accepted by the fund's sub-transfer agent. The eligibility requirements and instructions for submitting an account application are set forth in the Placing direct orders section of the prospectus. If you do not exercise one of these options within ninety days, a fund reserves the right to redeem your shares.

BUYING SHARES

To purchase shares of a fund you must place your intermediary orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your intermediary orders with the intermediary that holds your shares. You may not place intermediary orders to redeem or exchange shares directly with the funds.

When selling or exchanging shares, you should be aware of the following fund policies:

The funds may take up to seven days to pay sale proceeds.

The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

 PLACING DIRECT ORDERS

INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS

Only Eligible Investors (as defined below) may purchase shares directly from the fund's sub-transfer agent. Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons are not Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with the funds are subject to involuntary redemption by the funds.

METHODS FOR PLACING DIRECT ORDERS

The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described on this and the following pages. With every direct order, you must include your name, your account number, the fund's name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing telephone orders with the fund's sub-transfer agent.

OPENING AN ACCOUNT TO PLACE DIRECT ORDERS

You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund's shares. Eligible Investors must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent), prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.

INITIAL AND ADDITIONAL PURCHASES BY WIRE

Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of the fund will be processed at the net asset value

34  Investing in the funds
per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

INITIAL AND ADDITIONAL PURCHASES BY MAIL

Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of a fund's shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the sub-transfer agent at the address above. Be sure to include your account number on your check.

Subject to acceptance by the funds, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the funds' sub-transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler's checks or money orders will be accepted by the funds.

REDEMPTIONS BY TELEPHONE

If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

REDEMPTIONS BY MAIL

You may redeem your fund shares by mail by sending a request letter to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.

ADDITIONAL REDEMPTION INFORMATION

To protect you, the funds and its service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.

When selling shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

36  Investing in the funds

EXCHANGE PRIVILEGES

Upon request, and subject to certain limitations, shares of a fund may be exchanged into shares of any other Schwab Fund that is not a Sweep Investment. In order to exchange your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging. Further, you must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order. A new account opened by exchange must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.

The funds reserve the right to suspend or terminate the privilege of exchanging shares of the funds by mail or by telephone at any time.

EXCHANGES BY TELEPHONE

If you authorized the telephone redemption option in the account application, you may exchange fund shares by telephone by calling the funds' sub-transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged; (c) the name of the fund from which and the fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Please note that the sub-transfer agent may act only on telephone instructions believed by the sub-transfer agent to be genuine. Please see the section entitled "Redemptions by telephone" for more information regarding transacting with the funds' sub-transfer agent via telephone.

EXCHANGES BY MAIL

To exchange fund shares by mail, simply send a letter of instruction to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged; (c) the fund from and the fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days' written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NYSE IS OPEN. A fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order on or prior to the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through your Schwab account or through your account at another intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund received your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

Orders to buy shares that are accepted prior to the close of a fund on a given day generally will receive the next business day's dividend. Orders to sell or exchange share that are accepted and executed prior to the close of a fund on a given day generally will receive that day's dividend.

In valuing their securities, the funds use market values if they are readily available. In cases where quotes are not readily available, or the adviser deems them to be unreliable, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

When valuing fixed income securities with remaining maturities of more than 60 days, the funds use the value of the security provided by pricing services. The pricing services may value fixed income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. When valuing fixed income securities with remaining maturities of 60 days or less, a fund may use the security's amortized cost, which approximates the security's market value.

The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other service for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by the fund or its shareholders.

THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT LEFT.

38  Investing in the funds

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

In order to discourage market timing, each fund's Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered to be key element of the funds policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to a fund.

Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

TRADE ACTIVITY MONITORING. The Schwab Tax-Free YieldPlus Fund and the Schwab California Tax-Free YieldPlus Fund are ultra-short bond funds that seek a high degree a share price stability. As a result of the minimal fluctuations in each fund's share price, the Funds are less vulnerable to market timing strategies than other types of fixed income or equity mutual funds. Accordingly, the funds currently do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide the funds with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

Each fund (except for the Schwab Tax-Free YieldPlus Fund and the Schwab California Tax-Free YieldPlus Fund), or its service providers maintain risk-based surveillance procedures designed to detect market timing in fund shares in amounts that might be detrimental to a fund. Under these procedures, the funds have requested that service providers to the funds monitor transactional activity in amounts and frequency determined by the funds to be significant to a fund and in a pattern of activity that potentially could be detrimental to a fund. If a fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the fund by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws.

If trades are effected through a financial intermediary, the fund or its service providers will work with the intermediary to monitor possible market timing activity. The funds reserve the right to contact the intermediary to provide certain shareholder transaction information and may require the intermediary to restrict the shareholder from future purchases or exchanges in the fund. Transactions by fund shareholders investing through intermediaries may also be subject to the restrictions of the intermediary's own frequent trading policies, which may differ from those of the funds. The funds may defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies are reasonably designed to deter transactional activity in amounts and frequency that are deemed to be significant to a fund and in a pattern of activity that potentially could be detrimental to the fund. Shareholders should consult with their intermediary to determine if additional frequent trading restrictions apply to their fund transactions.

The funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and seeks to ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

40  Investing in the funds

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.

The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary through is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each fund declares a dividend every business day, based on its determination of its net investment income. Each fund pays its dividends on the last business day of every month. The funds expect to pay any capital gain distributions in December of every year to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund's capital gain distribution, if any, may be made available on the fund's website: www.schwab.com/schwabfunds.

THE FUNDS' DISTRIBUTIONS MAY HAVE TAX CONSEQUENCES. Typically, dividends of the Schwab Tax-Free YieldPlus Fund TM and Schwab Tax-Free Bond Fund TM are exempt from federal income tax, but are subject to state and local income taxes. A portion of each of these funds' dividends may be exempt from state or local income taxes, depending on the extent to which a fund invests in bonds that are tax-exempt in your state. Dividends from the Schwab California Tax-Free YieldPlus Fund TM and Schwab California Tax-Free Bond Fund TM typically are exempt from federal and California personal income taxes. To the extent the funds invest in securities subject to the AMT, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from a fund. Each fund's capital gain distributions, if any, generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS A FUND PAID DURING THE PREVIOUS CALENDAR YEAR, INCLUDING A BREAKDOWN OF THE FUND'S INCOME FROM EACH STATE. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES TYPICALLY WILL RECEIVE A REPORT THAT CALCULATES THEIR GAIN OR LOSS USING THE "AVERAGE COST" SINGLE-CATEGORY METHOD. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

42  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the Funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds to obtain a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, as well as the funds' annual and semi-annual reports, and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

   Schwab Tax-Free Bond Funds               811-6200




   REG14272FLT-12

SCHWAB TAX-FREE BOND FUNDS

PROSPECTUS
November 15, 2007
As Amended March 26, 2008

                                                           [CHARLES SCHWAB LOGO]